CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 60.4%
	COMMERCIAL SUPPORT SERVICES - 1.0%
6,982	Waste Management, Inc.	$ 1,489,540

	COMMUNICATION SERVICES - 3.2%
12,013	American Tower Corporation, A	2,335,086
11,563	SBA Communications Corporation, A	2,269,817
		4,604,904
	DATA CENTER REIT - 0.4%
4,059	Digital Realty Trust, Inc.	617,171

	ELECTRIC UTILITIES - 31.9%
124,526	AES Corporation (The)	2,187,922
23,867	American Electric Power Company, Inc.	2,094,091
20,495	CMS Energy Corporation	1,220,067
22,394	Constellation Energy Corporation	4,484,846
55,106	Dominion Energy, Inc.	2,700,194
6,717	DTE Energy Company	745,654
20,420	Duke Energy Corporation	2,046,697
7,918	Edison International	568,592
45,779	Enel - Societa per Azioni - ADR	315,417
1,559	Entergy Corporation	166,813
12,559	Exelon Corporation	434,667
36,288	FirstEnergy Corporation	1,388,742
24,485	Iberdrola SA - ADR	1,281,055
18,770	National Grid plc - ADR	1,066,136
80,756	NextEra Energy, Inc.	5,718,332
39,861	NRG Energy, Inc.	3,103,577
4,096	Public Service Enterprise Group, Inc.	301,875
42,529	RWE AG - ADR	1,454,492
35,570	SEMPRA	2,705,454
64,162	Southern Company (The)	4,977,046
69,595	TRANSALTA CORP.	492,733
56,013	Vistra Corporation	4,815,998
43,850	Xcel Energy, Inc.	2,342,029
		46,612,429

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 60.4% (Continued)
	ENERGY - 11.6%
28,275	Cheniere Energy, Inc.	$ 4,943,318
18,829	DT Midstream, Inc.	1,337,424
51,823	Enbridge, Inc.	1,844,381
49,734	EQT Corporation	1,839,163
59,427	Schlumberger N.V.	2,803,766
30,376	TC Energy Corporation	1,151,250
64,000	Ultrapar Participacoes S.A. - ADR	250,240
65,551	Williams Companies, Inc. (The)	2,785,918
		16,955,460
	GAS & WATER UTILITIES - 2.6%
16,493	American Water Works Company, Inc.	2,130,236
3,537	Atmos Energy Corporation	412,591
27,350	Essential Utilities, Inc.	1,020,976
8,452	NiSource, Inc.	243,502
		3,807,305
	MACHINERY - 1.4%
15,670	Xylem, Inc.	2,125,322

	OIL & GAS SERVICES & EQUIPMENT - 1.9%
81,944	Halliburton Company	2,768,068

	RENEWABLE ENERGY - 1.2%
10,850	Enphase Energy, Inc.(a)	1,081,853
23,883	SolarEdge Technologies, Inc.(a)	603,285
		1,685,138
	SPECIALTY REIT - 0.7%
34,946	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,034,401

	TRANSPORTATION & LOGISTICS - 4.5%
39,551	Canadian Pacific Kansas City Ltd.	3,113,850
1,350	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	91,328
830	Grupo Aeroportuario del Sureste SAB de CV - ADR	248,601
13,668	Union Pacific Corporation	3,092,522
		6,546,301

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 60.4% (Continued)

	TOTAL COMMON STOCKS (Cost $83,138,916)	$ 88,246,039

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 19.6%
	PRIVATE INVESTMENT FUNDS – 19.6%
2,510,016	DigitalBridge Credit (Onshore), LP(b)(c)(d)(e)	2,346,314
3,957,174	IPCC Fund L.P. (b)(c)(d)(e)	3,951,223
5,000,000	Irradiant Orchid Investors, LP(b)(c)(d)(e)	5,012,539
12,252,854	Peppertree Capital Fund VIII QP, LP(b)(c)(d)(e)(f)	14,162,900
3,223,099	Rockland Power Partners IV LP(b)(c)(d)(e)(f)(g)	3,087,880
		28,560,856

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $26,282,246)	28,560,856

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.5%
	MONEY MARKET FUNDS - 24.5%
35,837,302	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 4.86% (Cost $35,837,302)(h)	35,837,302

	TOTAL INVESTMENTS – 104.5% (Cost $145,258,464)	$ 152,644,197
	LIABILITIES IN EXCESS OF OTHER ASSETS – (4.5)%	(6,643,568)
	NET ASSETS - 100.0%	$ 146,000,629

ADR – American Depositary Receipt

LTD – Private Limited Company

L.P. – Limited Partnership

PLC – Public Limited Company

S.A. – Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of June 30, 2024, was $28,560,856, representing 19.6% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as June 30, 2024, amounted to $28,560,856, which represents approximately 19.6% of the net assets of the Fund.
(e)	Investment has been committed to but has not been fully funded by the Fund at June 30, 2024.

(f)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(g)	All or a portion of this security is custodied with CF IIX Holdings LLC at June 30, 2024.
(h)	Rate disclosed is the seven-day effective yield as of June 30, 2024.